SUBSEQUENT EVENTS (Tables)	6 Months Ended
May 31, 2014
Schedule of Subsequent Events [Table Text Block]
	Total Fair	Allocation of
	Value	Proceeds
	(Dollars in thousands)

Loan component	$1,262	$746
Bonus shares component	250	180
Embedded derivative component	574	574
Total	$2,086	$1,500